Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 81,608
Capital work-in-progress		2,211		₨ 7,480
Ending balance		80,684	$ 944	81,608
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		179,693		196,357
Additions		20,934		9,476
Additions through Business combination (Refer to Note 7)		9		374
Disposals		(16,959)		(26,855)
Translation adjustment		79		341
Ending balance		183,756		179,693
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		105,565		114,021
Depreciation and impairment		15,568		16,184
Disposals		(15,863)		(24,915)
Translation adjustment		13		275
Ending balance		105,283		105,565
Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		74,128
Ending balance		78,473		74,128
Land [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,375		4,860
Additions		0		0
Additions through Business combination (Refer to Note 7)		0		0
Disposals		(6)		(486)
Translation adjustment		4		1
Ending balance		4,373		4,375
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0
Depreciation and impairment		0		0
Disposals		0		0
Translation adjustment		0		0
Ending balance		0		0
Land [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,375
Ending balance		4,373		4,375
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		47,024		47,700
Additions		6,215		428
Additions through Business combination (Refer to Note 7)		0		0
Disposals		(680)		(1,174)
Translation adjustment		(3)		70
Ending balance		52,556		47,024
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,775		10,927
Depreciation and impairment		1,662		1,490
Disposals		(410)		(683)
Translation adjustment		(30)		41
Ending balance		12,997		11,775
Buildings [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		35,249
Ending balance		39,559		35,249
Plant and equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	102,513		117,732
Additions	[1]	10,623		6,975
Additions through Business combination (Refer to Note 7)	[1]	9		373
Disposals	[1]	(13,668)		(22,815)
Translation adjustment	[1]	77		248
Ending balance	[1]	99,554		102,513
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	75,549		85,501
Depreciation and impairment	[1]	11,050		11,856
Disposals	[1]	(13,189)		(22,019)
Translation adjustment	[1]	49		211
Ending balance	[1]	73,459		75,549
Plant and equipment [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	26,964
Ending balance	[1]	26,095		26,964
Furniture and fixtures [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,233		18,086
Additions		3,143		1,716
Additions through Business combination (Refer to Note 7)		0		0
Disposals		(1,803)		(1,586)
Translation adjustment		3		17
Ending balance		19,576		18,233
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,287		11,520
Depreciation and impairment		2,229		2,193
Disposals		(1,526)		(1,444)
Translation adjustment		(1)		18
Ending balance		12,989		12,287
Furniture and fixtures [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,946
Ending balance		6,587		5,946
Office Equipment [Member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,514		7,818
Additions		943		354
Additions through Business combination (Refer to Note 7)		0		1
Disposals		(793)		(663)
Translation adjustment		(1)		4
Ending balance		7,663		7,514
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,932		5,928
Depreciation and impairment		623		638
Disposals		(730)		(639)
Translation adjustment		(4)		5
Ending balance		5,821		5,932
Office Equipment [Member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,582
Ending balance		1,842		1,582
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34		161
Additions		10		3
Additions through Business combination (Refer to Note 7)		0		0
Disposals		(9)		(131)
Translation adjustment		(1)		1
Ending balance		34		34
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		22		145
Depreciation and impairment		4		7
Disposals		(8)		(130)
Translation adjustment		(1)
Ending balance		17		22
Vehicles [member] | Net carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12
Ending balance		₨ 17		₨ 12

[1]	Including net carrying value of computer equipment and software amounting to ₹ 17,553 and ₹ 16,003, as at March 31, 2024 and 2025, respectively.